Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 49,356	$ 52,950
Exchange differences	(1,391)	59
Additions	15,601	19,348
Disposals	0	(450)
Depreciation charge	(22,675)	(22,551)
Closing net book amount	40,891	49,356
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	24,469	24,629
Exchange differences	(737)	(431)
Additions	552	7,705
Disposals	0	0
Depreciation charge	(8,363)	(7,434)
Closing net book amount	15,921	24,469
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	17,117	15,904
Exchange differences	(207)	338
Additions	15,049	11,643
Disposals	0	(450)
Depreciation charge	(9,799)	(10,318)
Closing net book amount	22,160	17,117
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	7,770	12,417
Exchange differences	(447)	152
Additions	0	0
Disposals	0	0
Depreciation charge	(4,513)	(4,799)
Closing net book amount	2,810	7,770
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	665,868	644,395
Closing net book amount	670,498	665,868
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	557,872	548,380
Closing net book amount	549,961	557,872
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	85,738	73,966
Closing net book amount	98,985	85,738
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	22,258	22,049
Closing net book amount	21,552	22,258
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(616,512)	(591,445)
Closing net book amount	(629,607)	(616,512)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(533,403)	(523,751)
Closing net book amount	(534,040)	(533,403)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(68,621)	(58,062)
Closing net book amount	(76,825)	(68,621)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(14,488)	(9,632)
Closing net book amount	$ (18,742)	$ (14,488)